As filed with the U.S. Securities and Exchange Commission on February 27, 2025
Securities Act File No.
File
No. 333-284605

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-2

REGISTRATION STATEMENT
UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. 1	☒
Post-Effective Amendment No.	☐

Fidelity Private Credit Fund
(Exact name of registrant as specified in charter)

245 Summer Street
Boston, Massachusetts 02210
617-563-7000
(Address and telephone number, including area code, of principal executive offices)
Nicole Macarchuk, Secretary
245 Summer Street
Boston, Massachusetts 02210
(Name and address of agent for service)

COPIES TO:
William J. Bielefeld, Esq.
Paul Stevens, Esq.
Dechert LLP
1900 K Street, NW
Washington, DC 20006

Approximate Date of Commencement of Proposed Public Offering
: As soon as practicable after the effective date of this Registration Statement.

☐	Check box if the only securities being registered on this Form are being offered pursuant to dividend or interest reinvestment plans.

☒
Check box if any securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933 (“Securities Act”), other than securities offered in connection with a dividend reinvestment plan.

☐	Check box if this Form is a registration statement pursuant to General Instruction A.2 or a post-effective amendment thereto.

☐
Check box if this Form is a registration statement pursuant to General Instruction B or a post-effective amendment thereto that will become effective upon filing with the Commission pursuant to Rule 462(e) under the Securities Act.

☐
Check box if this Form is a post-effective amendment to a registration statement filed pursuant to General Instruction B to register additional securities or additional classes of securities pursuant to Rule 413(b) under the Securities Act.

It is proposed that this filing will become effective (check appropriate box):

☐	when declared effective pursuant to Section 8(c) of the Securities Act.

☐	Immediately upon filing pursuant to paragraph (b) of Rule 486.

☒	on March 28, 2025 pursuant to paragraph (b) of Rule 486.

☐	60 days after filing pursuant to paragraph (a) of Rule 486.

☐	on (date) pursuant to paragraph (a) of Rule 486.
If appropriate, check the following box:

☒	This pre-effective amendment designates a new effective date for a previously filed registration statement.

☐
This Form is filed to register additional securities for an offering pursuant to Rule 462(b) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(c) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

☐
This Form is a post-effective amendment filed pursuant to Rule 462(d) under the Securities Act, and the Securities Act registration statement number of the earlier effective registration statement for the same offering is: .

Check each box that appropriately characterizes the Registrant:

☐	Registered Closed-End Fund (closed-end company that is registered under the Investment Company Act of 1940 (“1940 Act”)).

☒	Business Development Company (closed-end company that intends or has elected to be regulated as a business development company under the 1940 Act).

☐	Interval Fund (Registered Closed-End Fund or a Business Development Company that makes periodic repurchase offers under Rule 23c-3 under the 1940 Act).

☐	A.2 Qualified (qualified to register securities pursuant to General Instruction A.2 of this Form).

☐	Well-Known Seasoned Issuer (as defined by Rule 405 under the Securities Act).

☒	Emerging Growth Company (as defined by Rule 12b-2 under the Securities Exchange Act of 1934 (“Exchange Act”).

☐
If an Emerging Growth Company, indicate by check mark if the registrant has elected not to use the extended transition period for complying with any new or revised financial accounting standards provided pursuant to Section 7(a)(2)(B) of Securities Act.

☐	New Registrant (registered or regulated under the 1940 Act for less than 12 calendar months preceding this filing).

The sole purpose of this filing is to delay the effectiveness of the registration statement filed on form
N-2
on January 30, 2025 (the “Registration Statement”) until March 28, 2025. The Registration Statement under the Securities Act of 1933 is incorporated by reference herein.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), the Registrant certifies that this
Pre-Effective
Amendment No. 1 to the Registration Statement on Form
N-2
meets all of the requirements for effectiveness under Rule 486(b) under the Securities Act and has duly caused this
Pre-Effective
Amendment No. 1 to the Registration Statement on Form
N-2
to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, State of Massachusetts on February 27, 2025.

FIDELITY PRIVATE CREDIT FUND

By:	/s/ Heather Bonner
Name:	Heather Bonner
Title:	President and Treasurer
Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacity and on the date indicated.

Signature	Title	Date
/s/ Heather Bonner Heather Bonner	President and Treasurer	Date: February 27, 2025

/s/ Stephanie Caron Stephanie Caron	Chief Financial Officer	Date: February 27, 2025

/s/ David B. Jones David B. Jones*	Trustee and Chairman of the Board	Date: February 27, 2025

/s/ Jennifer M. Birmingham Jennifer M. Birmingham*	Trustee	Date: February 27, 2025

/s/ Matthew J. Conti Matthew J. Conti*	Trustee	Date: February 27, 2025

/s/ Tara C. Kenney Tara C. Kenney*	Trustee	Date: February 27, 2025

*By:	/s/ William J. Bielefeld
William J. Bielefeld
As Agent or Attorney-in-Fact
The original power of attorney authorizing William J. Bielefeld to execute this
Pre-Effective
Amendment No. 1 to the Registration Statement, and any amendments thereto, for the trustees of the Registrant on whose behalf this
Pre-Effective
Amendment No. 1 to the Registration Statement is filed have been executed and filed as an Exhibit to this Registration Statement on Form
N-2
(File
No. 333-284605),
filed on January 30, 2025 and incorporated herein by reference.